QUALITY GOVERNMENT BONDS

CAN ADD DIVERSIFICATION TO

YOUR PORTFOLIO.

COLONIAL GOVERNMENT FUNDS          SEMIANNUAL REPORT, FEBRUARY 28, 1999









[bullet] COLONIAL SHORT DURATION U.S. GOVERNMENT FUND

[bullet] COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND

[bullet] COLONIAL FEDERAL SECURITIES FUND

PRESIDENT'S MESSAGE

What's inside:

[bullet]  The market environment for government bonds

[bullet]  Management strategies during the period

[bullet]  A look at portfolio holdings and fund performance

---------------------------------
Not FDIC       May Lose Value
 Insured      No Bank Guarantee
---------------------------------





[graphic omitted]   DEAR SHAREHOLDER;

                    The past six months were marked by volatility in the government bond market. Interest rates and bond prices seesawed during the period in response to a variety of domestic and foreign factors. Uncertainty about the U.S. economy's ability to grow prompted a series of interest-rate cuts by the Federal Reserve Bank in the fall of 1998. This triggered a strong fourth-quarter rally in U.S. bond markets. The first two months of 1999 proved more difficult as interest rates rose and bond prices fell. As a result, bond prices ended the period slightly below where they began.

Continued economic and financial trouble abroad made "flight-to-quality" a dominant theme during the period. Problems in Asia, Russia and Latin America caused investors worldwide to seek the relative stability of U.S. Treasury bonds. A lower rate of bond issuance due to a federal budget surplus and increased foreign demand further supported bond prices.

The Funds' managers actively managed each portfolio in response to variable conditions in the bond market during the period. For the six months ended February 28, 1999, Class A shares of each fund generated the following returns, based on net asset value (NAV):

Colonial Short Duration U.S. Government Fund:   1.50%

Colonial Intermediate U.S. Government Fund:     0.58%

Colonial Federal Securities Fund:               0.01%

As always, we thank you for choosing one of Colonial's Government Funds for your portfolio and for giving us the opportunity to serve your investment needs.

Respectfully,


/s/ Stephen E. Gibson
Stephen E. Gibson, President
April 12, 1999





IMPORTANT NOTES:

Returns and value of an investment will vary resulting in a gain or a loss on sale.

All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges
(CDSC).

Public offering price (POP) returns include the maximum initial sales charge:

For Colonial Short Duration U.S. Government Fund: 3.25%. For Colonial Intermediate U.S. Government Fund and Federal Securities Fund: 4.75%.

The CDSC returns reflect the maximum sales charge on the following schedule:

For Colonial Short Duration U.S. Government Fund: 4% for 1 year on Class B shares, 1% for 1 year on Class C shares. For Colonial Intermediate U.S. Government Fund and Federal Securities Fund: 5% for 1 year and 2% for 5 years on Class B shares, 1% for 1 year on Class C shares.

If the Advisor or its affiliates had not borne or waived certain Fund expenses, total returns would have been lower. Performance for different share classes will vary based on the differences in sales charges and fees associated with each class. Because the Funds are actively managed, there can be no guarantee the Funds will continue to maintain the portfolio structure and average life shown in the future.

Because market conditions change frequently, there can be no assurance that the trends described in this report will continue.

Portfolio Managers' Report

THE MARKET ENVIRONMENT FOR GOVERNMENT BONDS

WHEN YOU CONSIDER BOTH RISK AND RETURN POTENTIAL, TREASURY BONDS HAVE BEEN ATTRACTIVE FOR SEVERAL REASONS:

1. REAL RATES OF RETURN HAVE BEEN HIGH. While yields are not as high as they have been in the past, inflation is at its lowest point in 40 years. This means that your real rate of return (investment return less inflation) may be higher today than in the early '90s, when interest rates were higher.

2. U.S. GOVERNMENT SECURITIES HAVE PROVIDED A HAVEN FOR FOREIGN INVESTORS. Yields on U.S. Treasurys are higher than many foreign equivalents. This, coupled with a stable currency, makes Treasurys an attractive option for foreign investors.

3. DECLINING SUPPLY OF GOVERNMENT BONDS. The federal budget surplus has reduced the U.S. Treasury's need to issue bonds. As supply decreases, the demand for these bonds may drive interest rates down and prices upward, which could in turn produce attractive appreciation potential for investors.



INFLATION VS. A 10-YEAR TREASURY NOTE 1989 TO 1999

Today's interest rates may seem low. However, when you compare real rates of return over the last 10 years, you will see that your post-inflation return is higher today than when interest rates were over 8% in the early '90s.

[graphic omitted]

                  TEN-YEAR    CPI INDEX
                    NOTE     (INFLATION)
     2/28/89       9.295         4.8
     3/31/89       90275           5
     4/30/89       9.053         5.1
     5/31/89         8.6         5.4
     6/30/89       8.077         5.2
     7/31/89       7.804           5
     8/31/89        8.25         4.7
     9/30/89       8.286         4.3
    10/31/89       7.909         4.5
    11/30/89       7.826         4.7
    12/31/89       7.935         4.6
     1/31/90       8.418         5.2
     2/28/90       8.515         5.3
     3/31/90       8.628         5.2
     4/30/90       9.022         4.7
     5/31/90       8.599         4.4
     6/30/90       8.412         4.7
     7/31/90       8.341         4.8
     8/31/90       8.846         5.6
     9/30/90       8.795         6.2
    10/31/90       8.617         6.3
    11/30/90       8.252         6.3
    12/31/90       8.067         6.1
     1/31/91       8.007         5.7
     2/28/91       8.033         5.3
     3/31/91       8.061         4.9
     4/30/91       8.013         4.9
     5/31/91       8.059           5
     6/30/91       8.227         4.7
     7/31/91       8.147         4.4
     8/31/91       7.816         3.8
     9/30/91       7.445         3.4
    10/31/91        7.46         2.9
    11/30/91       7.376           3
    12/31/91       6.699         3.1
     1/31/92       7.274         2.6
     2/29/92        7.25         2.8
     3/31/92       7.528         3.2
     4/30/92       7.583         3.2
     5/31/92       7.378           3
     6/30/92       7.121         3.1
     7/31/92       6.709         3.2
     8/31/92       6.604         3.1
     9/30/92       6.354           3
    10/31/92       6.789         3.2
    11/30/92       6.937           3
    12/31/92       6.686         2.9
     1/31/93       6.359         3.3
     2/28/93        6.02         3.2
     3/31/93       6.024         3.1
     4/30/93       6.009         3.2
     5/31/93       6.149         3.2
     6/30/93       5.776           3
     7/31/93       5.807         2.8
     8/31/93       5.448         2.8
     9/30/93       5.382         2.7
    10/31/93       5.426         2.8
    11/30/93       5.819         2.7
    12/31/93       5.794         2.7
     1/31/94       5.642         2.5
     2/28/94       6.129         2.5
     3/31/94       6.738         2.5
     4/30/94       7.042         2.4
     5/31/94       7.147         2.3
     6/30/94        7.32         2.5
     7/31/94       7.111         2.8
     8/31/94       7.173         2.9
     9/30/94       7.603           3
    10/31/94       7.807         2.6
    11/30/94       7.906         2.7
    12/31/94       7.822         2.7
     1/31/95       7.581         2.8
     2/28/95       7.201         2.9
     3/31/95       7.196         2.9
     4/30/95       7.055         3.1
     5/31/95       6.284         3.2
     6/30/95       6.203           3
     7/31/95       6.426         2.8
     8/31/95       6.284         2.6
     9/30/95       6.182         2.5
    10/31/95        6.02         2.8
    11/30/95       5.741         2.6
    12/31/95       5.572         2.5
     1/31/96        5.58         2.7
     2/29/96       6.098         2.7
     3/31/96       6.327         2.8
     4/30/96        6.67         2.9
     5/31/96       6.852         2.9
     6/30/96       6.711         2.8
     7/31/96       6.794           3
     8/31/96       6.943         2.9
     9/30/96       6.703           3
    10/31/96       6.339           3
    11/30/96       6.044         3.3
    12/31/96       6.418         3.3
     1/31/97       6.494           3
     2/28/97       6.552           3
     3/31/97       6.903         2.8
     4/30/97       6.718         2.5
     5/31/97       6.659         2.2
     6/30/97         6.5         2.3
     7/31/97        6.01         2.2
     8/31/97       6.339         2.2
     9/30/97       6.102         2.2
    10/31/97       5.831         2.1
    11/30/97       5.874         1.8
    12/31/97       5.741         1.7
     1/31/98       5.505         1.6
     2/28/98       5.622         1.4
     3/31/98       5.654         1.4
     4/30/98       5.671         1.4
     5/31/98       5.552         1.7
     6/30/98       5.446         1.7
     7/31/98       5.494         1.7
     8/31/98       4.976         1.6
     9/30/98        4.42         1.5
    10/31/98       4.605         1.5
    11/30/98       4.714         1.5
    12/31/98       4.648         1.6
     1/31/99       4.651         1.7
     2/28/99       5.287         1.6

Source: Bloomberg -- all rights reserved.

Portfolio Managers' Report

WHAT IS DURATION?

Duration is a measure of a bond mutual fund's price sensitivity to interest rate movements. It is a mathematical calculation that assesses such factors as the maturities of the bonds in a fund's portfolio, coupon rates and how often they are paid, and prevailing market interest rates. In government bond funds, interest rate risk is the primary consideration. Therefore, the specific benefits and risks of these funds vary by their duration.

ACTIVE MANAGEMENT RESPONDS TO CHALLENGING MARKET CONDITIONS

BASED ON OUR OUTLOOK FOR INTEREST RATES, OUR PRIMARY STRATEGY WAS TO MANAGE DURATION, ESPECIALLY IN MORTGAGE-BACKED SECURITIES. We shortened mortgage security durations early in the period because of a sudden decline in interest rates and heightened fears of rising prepayments. At the same time, we increased the duration of other Funds' holdings to maintain an overall portfolio duration that was within in each Fund's targeted level.

However, once interest rates began to rise again, we reduced our exposure to Treasurys to offset an increase in duration of mortgage securities. Overall, we lengthened the Portfolios' durations during the period to compensate for our mortgage sector weightings.

/s/Lesliek W. Finnemore          /s/Ann T. Peterson          /s/William C. Hill
   Leslie W. Finnemore              Ann T. Peterson             William C. Hill

LIPPER RANKINGS AS OF FEBRUARY 28, 1999


          COLONIAL SHORT DURATION       COLONIAL INTERMEDIATE U.S.         COLONIAL FEDERAL
          U.S. GOVERNMENT FUND          GOVERNMENT FUND                    SECURITIES FUND

          Rank out of total             Rank out of total number           Rank out of total
          number of Short U.S.          of Intermediate U.S.               number of U.S.
          Government Funds              Government Funds                   Government Funds

1 year              52                              68                             53
                out of 72                       out of 127                     out of 184
----------------------------------------------------------------------------------------------
3 year              16                              44                             34
                out of 55                       out of 99                      out of 148
----------------------------------------------------------------------------------------------
5 years             11                              29                             29
                out of 41                       out of 72                      out of 100
----------------------------------------------------------------------------------------------
10 years           n/a                              19                             14
                                                out of 23                      out of 50
----------------------------------------------------------------------------------------------

These rankings are as of 2/28/99 as calculated by Lipper, Inc. Rankings are based on total returns for Class A shares and reflect reinvestment of dividends and capital gains. Rankings do not assume deduction of sales charges.

Fund Facts: 2/28/99

DURATION

2.27 years

LAST SIX MONTHS' DECLARATIONS
Class A                  $0.240
--------------------------------
Class B                  $0.208
--------------------------------
Class C                  $0.229
--------------------------------

SEC YIELDS (1)
Class A                   4.38%
--------------------------------
Class B                   3.86%
--------------------------------
Class C                   4.32%
--------------------------------

AVERAGE LIFE BREAKDOWN
(As a percentage of net assets)
0 - 2 years              31.33%
--------------------------------
2 - 4 years              39.68%
--------------------------------
4 - 6 years              15.73%
--------------------------------
6 - 8 years               6.71%
--------------------------------
8 - 10 years              0.94%
--------------------------------
More than 10 years        5.61%
--------------------------------

ISSUER BREAKDOWN
(As a percentage of net assets)

[graphic omitted]

FHLBs -- 6.2%
GNMAs -- 17.0%
Cash & Other -- 9.2%
Other Agency -- 3.9%
FNMAs -- 26.7%
Treasury Securities -- 37.0%

COLONIAL SHORT DURATION U.S. GOVERNMENT FUND

Investing primarily in U.S. government securities, the Fund is managed for low price volatility. It is the most conservative of Colonial's three government funds, designed for investors with a short investment horizon or low-risk tolerance.

As interest rates increased, particularly during the first two months of 1999, we increased the Fund's duration from 1.8 to 2.3 years, primarily by increasing our exposure to mortgage-backed securities from 27% to 36% and decreasing our holdings in U.S. agency debt and cash. This shift allowed the portfolio to take advantage of higher interest rates and to position the Fund for greater price appreciation potential.

Adjustable-rate mortgages experienced high prepayments due to a decline in interest rates early in the period. As a result, we increased the Fund's mortgage-backed exposure through the purchase of fixed-rate securities. However, we saw prepayments slow when interest rates began to rise in 1999.

Our strategy to increase mortgage-backed securities in the portfolio hampered the Fund's six-month performance somewhat relative to its Lipper peer average. The total return for the Lipper Short U.S. Government Fund category was 1.78% for the six months ended February 28, 1999. However, we believe active management of duration and of our Treasury and mortgage-backed security holdings should benefit the Fund over the longer term.

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 10/1/92 - 2/28/99

[graphic omitted]

      DATE          NAV         POP        LIPPER SHORT US     LEHMAN GOVT
                                           GOVT FUND AVG.         BD TR
     10/1/92       10000        9675            10000             10000
    10/31/92        9991        9666             9939              9856
    11/30/92        9991        9666             9924              9841
    12/31/92       10051        9725            10006             10004
     1/31/93       10102        9774            10104             10217
     2/28/93       10162        9832            10183             10421
     3/31/93       10192        9860            10209             10456
     4/30/93       10241        9908            10264             10537
     5/31/93       10250        9917            10254             10525
     6/30/93       10309        9974            10327             10759
     7/31/93       10335        9999            10355             10824
     8/31/93       10382       10044            10430             11066
     9/30/93       10397       10059            10455             11108
    10/31/93       10422       10083            10470             11150
    11/30/93       10414       10075            10462             11028
    12/31/93       10447       10108            10499             11071
     1/31/94       10502       10161            10565             11222
     2/28/94       10505       10163            10501             10985
     3/31/94       10454       10114            10427             10738
     4/30/94       10393       10056            10389             10653
     5/31/94       10408       10069            10399             10639
     6/30/94       10422       10084            10413             10615
     7/31/94       10469       10129            10490             10810
     8/31/94       10506       10165            10516             10812
     9/30/94       10490       10149            10496             10660
    10/31/94       10490       10149            10517             10652
    11/30/94       10479       10138            10483             10632
    12/31/94       10534       10192            10505             10697
     1/31/95       10656       10310            10625             10896
     2/28/95       10790       10439            10753             11131
     3/31/95       10901       10547            10809             11200
     4/30/95       10990       10633            10892             11347
     5/31/95       11115       10753            11059             11804
     6/30/95       11163       10800            11111             11895
     7/31/95       11178       10815            11141             11851
     8/31/95       11249       10884            11208             11991
     9/30/95       11325       10957            11260             12106
    10/31/95       11399       11029            11343             12290
    11/30/95       11486       11112            11433             12482
    12/31/95       11555       11180            11514             12659
     1/31/96       11625       11247            11594             12737
     2/29/96       11624       11246            11551             12477
     3/31/96       11609       11232            11543             12373
     4/30/96       11651       11273            11554             12294
     5/31/96       11694       11314            11568             12273
     6/30/96       11773       11390            11642             12432
     7/31/96       11830       11445            11684             12462
     8/31/96       11876       11490            11714             12435
     9/30/96       11959       11570            11810             12641
    10/31/96       12066       11674            11925             12919
    11/30/96       12160       11765            12011             13144
    12/31/96       12169       11773            12007             13010
     1/31/97       12237       11839            12062             13024
     2/28/97       12280       11881            12093             13042
     3/31/97       12286       11887            12082             12904
     4/30/97       12380       11978            12172             13090
     5/31/97       12461       12056            12245             13203
     6/30/97       12543       12136            12321             13351
     7/31/97       12664       12252            12447             13730
     8/31/97       12683       12271            12455             13595
     9/30/97       12783       12368            12543             13799
    10/31/97       12871       12453            12625             14038
    11/30/97       12921       12501            12648             14110
    12/31/97       12997       12574            12713             14257
     1/31/98       13082       12656            12821             14470
     2/28/98       13110       12684            12832             14431
     3/31/98       13156       12729            12878             14472
     4/30/98       13214       12785            12928             14537
     5/31/98       13286       12854            12995             14686
     6/30/98       13345       12911            13053             14853
     7/31/98       13377       12942            13105             14876
     8/31/98       13463       13025            13243             15263
     9/30/98       13617       13174            13388             15675
    10/31/98       13728       13282            13411             15621
    11/30/98       13687       13242            13417             15627
    12/31/98       13770       13322            13462             15662
     1/31/99       13783       13335            13515             15753
     2/28/99       13727       13281            13469             15378


CHANGE IN VALUE OF A $10,000 INVESTMENT MADE ON 10/1/92 AS OF 2/28/99


      Class A                      Class B                      Class C
  NAV         POP              NAV       w/CDSC             NAV       w/CDSC
------------------------------------------------------------------------------
$13,727     $13,281          $13,195     $13,195          $13,616     $13,616

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/99


SHARE CLASS                        A                   B                   C
INCEPTION DATE                  10/1/92              2/1/93              1/4/95

                             NAV      POP         NAV    w/CDSC       NAV    w/CDSC
------------------------------------------------------------------------------------
Six months (cumulative)     1.50%   (1.80)%      1.18%   (2.79)%     1.40%   0.41%
------------------------------------------------------------------------------------
1 year                      4.70     1.30        4.01     0.04       4.49    3.49
------------------------------------------------------------------------------------
5 years                     5.50     4.80        4.81     4.81       5.33    5.33
------------------------------------------------------------------------------------
Life                        5.06     4.52        4.42     4.42       4.93    4.93
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not borne certain expenses, the yields would have been lower; 3.84% for Class A, 3.30% for Class B and 3.76% for Class C.

Class B and C share (newer class shares) performance includes returns of the Fund's Class A shares (oldest existing fund class) for periods prior to the inception dates of the newer class shares. Class A share returns have not been restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception date of the newer class shares would have been lower.

The Lehman Brothers Government Bond (1-3 Year) Index is an unmanaged index that tracks the performance of short-term U.S. government securities. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest directly in an index. The Lipper Short U.S. Government Fund Average represents a hypothetical investment in the funds that comprise the Lipper Short U.S. Government Fund Category.

Past performance cannot predict future results.

Fund Facts: 2/28/99
DURATION
5.43 years

LAST SIX MONTHS' DECLARATIONS
Class A                  $0.181
--------------------------------
Class B                  $0.156
--------------------------------
Class C                  $0.161
--------------------------------
Class Z                  $0.033
--------------------------------

SEC YIELDS (1)
Class A                   4.89%
--------------------------------
Class B                   4.36%
--------------------------------
Class C                   4.51%
--------------------------------
Class Z                   5.15%
--------------------------------

AVERAGE LIFE BREAKDOWN
(As a percentage of senior securities)
0 - 2 years               0.54%
--------------------------------
2 - 4 years              28.23%
--------------------------------
4 - 6 years              21.02%
--------------------------------
6 - 8 years              28.09%
--------------------------------
8 - 10 years             10.32%
--------------------------------
10 - 12 years             0.36%
--------------------------------
12 - 14 years             6.17%
--------------------------------
14 - 16 years             1.89%
--------------------------------
More than 20 years        3.38%
--------------------------------

ISSUER BREAKDOWN
(As a percentage of senior securities)

[graphic omitted]

Treasury Securities -- 31.7%
FNMAs -- 27.7%
GNMAs -- 36.5%
FHLMCs -- 2.0%
SBA -- 2.1%

COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND

THE FUND MAINTAINS A CONSERVATIVE PORTFOLIO INVESTED PRIMARILY IN U.S. GOVERNMENT SECURITIES, WITH A RISK PROFILE SIMILAR TO A FIVE-YEAR TREASURY. THE FUND IS MANAGED TO MAINTAIN AN AVERAGE DURATION OF BETWEEN 2.5 AND 5.5 YEARS.

Declining interest rates and increasing fears of prepayments early in the period led us to reduce our exposure to mortgage-backed securities. However, as rates moved up again in early 1999, we purchased mortgage securities, as they became more attractive relative to other sectors of the portfolio. We increased our exposure in mortgage securities from 60% to 87% and decreased the percentage of assets in Treasurys (especially those with an intermediate duration).

Furthermore, we lengthened the portfolio's duration from 4.7 years to 5.4 years at the end of the period. This shift allowed the portfolio to take advantage of higher interest rates and to position the Fund for greater price appreciation potential.

Our strategy to increase mortgage-backed securities in the portfolio hampered the Fund's six-month performance somewhat relative to its Lipper peer average. The total return for the Lipper Intermediate U.S. Government Fund category was 0.76% for the six months ended February 28, 1999. We believe active management of duration and of our Treasury and mortgage-backed security holdings should prove beneficial over the long term.

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 2/28/89 - 2/28/99

[graphic omitted]

      DATE          NAV         POP
     3/31/89       10010        9535
     4/30/89       10207        9723
     5/31/89       10391        9897
     6/30/89       10595       10092
     7/31/89       10713       10204
     8/31/89       10653       10147
     9/30/89       10683       10175
    10/31/89       10834       10319
    11/30/89       10925       10406
    12/31/89       10986       10464
     1/31/90       10940       10420
     2/28/90       11003       10480
     3/31/90       11034       10510
     4/30/90       11050       10525
     5/31/90       11257       10723
     6/30/90       11370       10830
     7/31/90       11549       11001
     8/31/90       11500       10954
     9/30/90       11566       11017
    10/31/90       11699       11143
    11/30/90       11901       11336
    12/31/90       12050       11477
     1/31/91       12165       11587
     2/28/91       12230       11649
     3/31/91       12313       11728
     4/30/91       12414       11824
     5/31/91       12498       11905
     6/30/91       12548       11952
     7/31/91       12687       12084
     8/31/91       12827       12218
     9/30/91       12987       12371
    10/31/91       13075       12454
    11/30/91       13182       12556
    12/31/91       13387       12751
     1/31/92       13330       12696
     2/29/92       13386       12750
     3/31/92       13366       12731
     4/30/92       13442       12803
     5/31/92       13596       12950
     6/30/92       13707       13056
     7/31/92       13761       13107
     8/31/92       13913       13253
     9/30/92       14007       13342
    10/31/92       13962       13298
    11/30/92       13955       13293
    12/31/92       14062       13394
     1/31/93       14189       13515
     2/28/93       14297       13618
     3/31/93       14343       13662
     4/30/93       14431       13745
     5/31/93       14457       13770
     6/30/93       14624       13929
     7/31/93       14664       13968
     8/31/93       14769       14067
     9/30/93       14810       14106
    10/31/93       14829       14125
    11/30/93       14762       14061
    12/31/93       14858       14153
     1/31/94       14999       14287
     2/28/94       14854       14149
     3/31/94       14575       13883
     4/30/94       14473       13786
     5/31/94       14482       13794
     6/30/94       14468       13781
     7/31/94       14658       13962
     8/31/94       14691       13993
     9/30/94       14609       13915
    10/31/94       14618       13924
    11/30/94       14558       13867
    12/31/94       14594       13901
     1/31/95       14841       14136
     2/28/95       15089       14372
     3/31/95       15173       14452
     4/30/95       15352       14623
     5/31/95       15771       15022
     6/30/95       15853       15100
     7/31/95       15863       15109
     8/31/95       15994       15234
     9/30/95       16150       15383
    10/31/95       16332       15556
    11/30/95       16564       15777
    12/31/95       16773       15976
     1/31/96       16908       16105
     2/29/96       16617       15828
     3/31/96       16502       15718
     4/30/96       16412       15632
     5/31/96       16346       15569
     6/30/96       16535       15750
     7/31/96       16571       15784
     8/31/96       16556       15769
     9/30/96       16826       16027
    10/31/96       17124       16311
    11/30/96       17398       16571
    12/31/96       17246       16427
     1/31/97       17333       16510
     2/28/97       17341       16517
     3/31/97       17161       16346
     4/30/97       17384       16558
     5/31/97       17526       16694
     6/30/97       17724       16882
     7/31/97       18115       17255
     8/31/97       17986       17131
     9/30/97       18214       17349
    10/31/97       18472       17595
    11/30/97       18508       17629
    12/31/97       18684       17797
     1/31/98       18918       18019
     2/28/98       18898       18000
     3/31/98       18934       18034
     4/30/98       18999       18097
     5/31/98       19180       18269
     6/30/98       19303       18386
     7/31/98       19311       18394
     8/31/98       19494       18568
     9/30/98       20023       19072
    10/31/98       20172       19214
    11/30/98       20056       19103
    12/31/98       20236       19275
     1/31/99       20148       19191
     2/28/99       19875       18931

CHANGE IN VALUE OF A $10,000 INVESTMENT MADE ON 2/28/89 AS OF 2/28/99


      Class A                     Class B                      Class C              Class Z
  NAV         POP             NAV       w/CDSC            NAV       w/CDSC            NAV
--------------------------------------------------------------------------------------------
$19,875     $18,931         $18,912     $18,912         $19,686     $19,686         $19,879

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/99

SHARE CLASS                        A                 B                    C               Z
INCEPTION DATE                  10/13/87           6/8/92               8/1/97         1/29/99

                             NAV      POP        NAV    w/CDSC       NAV     w/CDSC      NAV

-----------------------------------------------------------------------------------------------
Six months (cumulative)     0.58%   (4.19)%     0.21%   (4.68)%     0.29%   (0.69)%     0.60%
-----------------------------------------------------------------------------------------------
1 year                      5.17     0.18       4.37    (0.59)      4.53     3.54       5.19
-----------------------------------------------------------------------------------------------
5 years                     6.00     4.97       5.21     4.88       5.79     5.79       6.00
-----------------------------------------------------------------------------------------------
10 years                    7.11     6.59       6.58     6.58       7.01     7.01       7.11
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not waived certain fees, the yield would have been 4.36% for Class C.

Class B, C and Z share (newer class shares) performance includes returns of the Fund's Class A shares (oldest existing fund class) for periods prior to the inception dates of the newer class shares. Class A share returns have not been restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception date of the newer class shares would have been lower.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index that tracks the performance of U.S. government securities.

Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest directly in an index. The Lipper Intermediate U.S. Gov't Average represents a hypothetical investment in the funds that comprise the Lipper Intermediate U.S. Gov't Fund category.

Past performance cannot predict future results.

Fund Facts: 2/28/99

DURATION
6.61 years

LAST SIX MONTHS' DECLARATIONS
Class A                  $0.326
--------------------------------
Class B                  $0.284
--------------------------------
Class C                  $0.293
--------------------------------
Class Z                  $0.102
--------------------------------

SEC YIELDS (1)
Class A                   5.36%
--------------------------------
Class B                   4.85%
--------------------------------
Class C                   5.00%
--------------------------------
Class Z                   5.62%
--------------------------------

AVERAGE LIFE BREAKDOWN
(As a percentage of senior securities)
0 - 2 years               1.40%
--------------------------------
2 - 4 years              18.96%
--------------------------------
4 - 6 years              21.52%
--------------------------------
6 - 8 years              15.31%
--------------------------------
8 - 10 years             15.32%
--------------------------------
10 - 12 years             5.71%
--------------------------------
12 - 14 years             7.34%
--------------------------------
14 - 16 years            10.62%
--------------------------------
18 - 20 years             1.90%
--------------------------------
More than 20 years        1.92%
--------------------------------

ISSUER BREAKDOWN
(As a percentage of senior securities)

[graphic omitted]

GNMAs -- 24.8%
Treasury Securities -- 39.6%
FNMAs -- 14.6%
FHLMCs -- 11.4%
Non-Agency MBS & ABS -- 9.2%
CMO -- 0.4%

COLONIAL FEDERAL SECURITIES FUND

THE FUND INVESTS PRIMARILY IN U.S. GOVERNMENT SECURITIES AND IS DESIGNED FOR INVESTORS WHO ARE WILLING TO ACCEPT THE RISKS ASSOCIATED WITH LONGER-TERM SECURITIES. THE FUND OFFERS THE HIGHEST RETURN POTENTIAL OF COLONIAL'S THREE GOVERNMENT FUNDS.

During the six-month period, we increased our weighting in mortgage-backed securities from 61% of net assets to 75%. This increased the mortgage exposure in the Fund's 30-year holdings and decreased the percentage of assets in Treasurys. At the same time, we reduced the number of AA-rated, asset-backed holdings in the portfolio to improve portfolio liquidity and boost credit quality.

At the end of the period, we lengthened the duration of the Fund from nearly 6 years to 6.6 years to take advantage of higher interest rates and to position the Fund for greater price appreciation potential.

Our strategy to increase mortgage-backed securities in the portfolio hampered the Fund's six-month performance somewhat relative to its Lipper peer average. The total return for the Lipper U.S. Government Fund category was 0.19% for the six months ended February 28, 1999. As long as economic uncertainty and volatility exists, we believe active management of duration and of our Treasury and mortgage-backed security holdings should prove beneficial over the long term.

PERFORMANCE OF A $10,000 INVESTMENT FOR CLASS A SHARES 2/28/89 - 2/28/99

[graphic omitted]

      DATE          NAV         POP         LEHMAN GOVT    LIPPER GENERAL
                                             BD INT TR      US GOVT AVG
     2/28/89       10000        9525           10000           10000
     5/31/89       10482        9984           10448           10435
     8/31/89       10763       10252           10784           10757
    11/30/89       11250       10716           11172           11138
     2/28/90       10991       10469           11177           11045
     5/31/90       11177       10646           11391           11238
     8/31/90       11177       10646           11660           11386
    11/30/90       11820       11258           12108           11903
     2/28/91       12205       11625           12477           12292
     5/31/91       12420       11830           12747           12518
     8/31/91       12842       12232           13141           12932
    11/30/91       13330       12697           13676           13396
     2/29/92       13687       13037           13916           13683
     5/31/92       13889       13230           14194           13918
     8/31/92       14431       13746           14825           14536
    11/30/92       14467       13780           14785           14510
     2/28/93       15478       14743           15482           15304
     5/31/93       15701       14955           15617           15463
     8/31/93       16471       15689           16112           16202
    11/30/93       16391       15613           16135           16094
     2/28/94       16320       15545           16138           16039
     5/31/94       15626       14884           15811           15423
     8/31/94       15861       15108           16068           15624
    11/30/94       15449       14715           15868           15316
     2/28/95       16355       15578           16490           16061
     5/31/95       17438       16609           17246           16989
     8/31/95       17673       16834           17508           17224
    11/30/95       18445       17569           18036           17948
     2/29/96       18332       17461           18173           17875
     5/31/96       17775       16931           18028           17509
     8/31/96       17990       17136           18289           17689
    11/30/96       19207       18294           19056           18753
     2/28/97       18999       18096           19057           18585
     5/31/97       19211       18299           19312           18783
     8/31/97       19834       18892           19760           19337
    11/30/97       20581       19603           20252           20031
     2/28/98       21071       20070           20662           20459
     5/31/98       21432       20414           20968           20792
     8/31/98       21896       20856           21591           21471
    11/30/98       22505       21436           22064           21864
     2/28/99       22238       21182           21943           21521

CHANGE IN VALUE OF A $10,000 INVESTMENT MADE ON 2/28/89 AS OF 2/28/99

      Class A                      Class B                     Class C               Class Z
  NAV         POP              NAV       w/CDSC            NAV       w/CDSC            NAV
-----------------------------------------------------------------------------------------------
$22,238     $21,182          $21,155     $21,155         $22,026     $22,026         $22,246

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/99

SHARE CLASS                       A                  B                   C              Z
INCEPTION DATE                 3/30/84             6/8/92              8/1/97        1/11/99
                             NAV      POP       NAV     w/CDSC      NAV     w/CDSC     NAV
-----------------------------------------------------------------------------------------------
Six months (cumulative)     0.01%   (4.74)%   (0.36)%   (5.21)%   (0.28)%   (1.26)%   0.05%
-----------------------------------------------------------------------------------------------
1 year                      5.54     0.53      4.74     (0.23)     4.90      3.91     5.58
-----------------------------------------------------------------------------------------------
5 years                     6.38     5.35      5.59      5.27      6.18      6.18     6.39
-----------------------------------------------------------------------------------------------
10 years                    8.32     7.79      7.78      7.78      8.22      8.22     8.32
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not waived certain fees, the yield would have been 4.85% for Class C.

Class B, C and Z share (newer class shares) performance includes returns of the Fund's Class A shares (oldest existing fund class) for periods prior to the inception dates of the newer class shares. Class A share returns have not been restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception date of the newer class shares would have been lower.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index that tracks the performance of U.S. government securities. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest directly in an index. The Lipper U.S. Government Average represents a hypothetical investment in the funds that comprise the Lipper U.S. Government Fund Category.

Past performance cannot predict future results.

INVESTMENT PORTFOLIO

February 28, 1999 (Unaudited, In Thousands)
COLONIAL SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS -- 90.8%                  PAR        VALUE
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES -- 53.9%
            MATURITIES
COUPON       FROM /TO
----------------------
FEDERAL FARM CREDIT BANK,
Fixed Rate Note,
6.400%         2002               $   250     $    256
                                            ----------

FEDERAL HOME LOAN BANK,
Fixed Rate Note:
5.720%         2003                   500          499
6.150%         2000                   500          505
6.290%         2002                   220          225
6.490%         2004                   200          206
7.590%         2005                    50           55
                                            ----------
                                                 1,490
                                            ----------

FEDERAL HOME LOAN MORTGAGE CORP.:
Fixed Rate Note,
9.250%         2009                   161          172
                                            ----------
Adjustable Rate Mortgage: (a)
6.669%         2019                   219          220
6.676%         2018                   118          119
6.697%         2018                   181          182
                                            ----------
                                                   521
                                            ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION:
Fixed Rate Note:
5.720%         2000                   500          502
5.875%         2006                   200          201
6.000%    2008-2010     (b)         1,102        1,096
6.080%         2000                   120          121
6.230%         2002                   200          203
6.240%         2000                   400          405
6.500%         2012     (b)         1,000        1,006
6.800%         2003                   500          518
7.000%    2009-2012                   970          989
7.375%         2005                    50           54
8.250%         2000                   300          314
9.500%         2006                    80           84
                                            ----------
                                                 5,493
                                            ----------
Adjustable Rate Mortgage: (a)
5.941%         2027                   131          132
6.414%         2019                   171          173
6.515%         2020                    93           94
6.662%         2019                   119          121
6.745%         2017                    78           79
6.967%         2022                    88           89
7.375%         2019                   145          149
7.555%         2023                   112          112
                                            ----------
                                                   949
                                            ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
Fixed Rate Mortgage:
6.500%         2029                 1,010        1,004
7.000%    2027-2028                 1,175        1,192
7.500%         2028     (b)        $1,000     $  1,028
9.000%         2009                   200          214
                                            ----------
                                                 3,438
                                            ----------
Adjustable Rate Mortgage: (a)
6.625%         2022                    31           32
6.875%         2022                   344          350
6.875%         2023                   274          279
                                            ----------
                                                   661
                                            ----------
TOTAL GOVERNMENT
AGENCIES (COST OF $12,991)                      12,980
                                            ----------

GOVERNMENT OBLIGATIONS -- 36.9%
U.S. TREASURY BONDS,
5.625%     02/28/01                 1,200        1,210
                                            ----------
U.S. Treasury Notes:
5.625%     11/30/99                   170          171
5.750%     09/30/99                   794          798
5.750%     10/31/02     (c)         1,685        1,710
6.125%     12/31/01                   792          810
6.250%     08/31/00                   140          142
6.250%     06/30/02                   355          365
6.500%     05/31/01     (c)         2,075        2,131
                                            ----------
                                                 6,127
                                            ----------
U.S. TREASURY NOTES/BONDS:
4.500%     09/30/00                   200          198
5.125%     08/31/00                    50           50
5.250%     08/15/03                   213          213
5.375%     07/31/00                   225          226
5.500%     03/31/00                    35           35
5.500%     05/31/00                   100          100
5.625%     12/31/99                    25           25
5.625%     11/30/00                   100          101
5.625%     12/31/02                   590          596
5.875%     07/31/99                    15           15
                                            ----------
                                                 1,559
                                            ----------
TOTAL GOVERNMENT
OBLIGATIONS (COST OF $8,934)                     8,896
                                            ----------
TOTAL INVESTMENTS (COST OF $21,925) (d)         21,876
                                            ----------

SHORT-TERM OBLIGATIONS -- 18.6%
--------------------------------------------------------------------------------
Repurchase agreement with ABN AMRO Chicago
Corp., dated 02/26/99, due 03/01/99 at
4.750%, collateralized by U.S. Treasury
bonds and notes with various maturities
to 2021, market value $4,415 (repurchase
proceeds $4,485)                    4,483       4,483
                                            ----------
OTHER ASSETS & LIABILITIES, NET -- (9.4)%      (2,261)
                                            ----------
Net Assets -- 100.0%                         $  24,098
                                            ==========

Notes to Investment Portfolio:

(a) Interest rates on variable rate securities change periodically. The rates listed are as of February 28, 1999.
(b) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(c) These securities, or a portion thereof, with a total market value of $3,250, are being used to collateralize the delayed delivery purchases indicated in note (b) above.
(d) Cost for federal income tax purposes is $21,927.

See notes to financial statements.

INVESTMENT PORTFOLIO CONT.

COLONIAL FEDERAL SECURITIES FUND
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS -- 133.9%                 PAR        VALUE
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES -- 75.4%

           MATURITIES
COUPON       FROM/TO
----------------------
FEDERAL HOME LOAN MORTGAGE CORP.:
6.500%    2024-2027     (a)      $122,450     $122,537
7.500%         2016                   585          608
8.000%    2003-2016                 2,438        2,549
8.500%    2007-2010                 1,788        1,885
8.750%    2004-2010                   667          709
9.000%    2001-2022                 4,093        4,339
9.250%    2008-2010                 3,181        3,395
9.500%    2004-2016                 1,494        1,583
9.750%    2008-2016                   553          589
10.000%        2019                   584          627
10.250%   2009-2013                   830          898
10.500%   2017-2020                 1,149        1,261
11.250%   2003-2016                 1,263        1,424
11.500%        2015                    93          105
12.000%        2013                    45           51
                                            ----------
                                               142,560
                                            ----------
COLLATERALIZED MORTGAGE OBLIGATIONS:
5.000%         2013                 2,242        2,235
8.750%         2020                 2,218        2,233
                                            ----------
                                                 4,468
                                            ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
6.000%    2008-2030     (a)        99,691       97,552
6.500%    2003-2026     (a)         5,781        5,751
7.000%    2010-2027     (a)        37,043       37,508
7.500%    2002-2028                20,437       20,985
8.000%    2008-2019                 2,098        2,180
8.250%    2008-2011                   901          937
8.500%    2008-2017                 3,281        3,455
9.000%    2002-2021                11,663       12,320
9.500%    2008-2018                 1,106        1,177
                                            ----------
                                               181,865
                                            ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
6.500%    2023-2029       (a)      84,898       84,395
7.000%    2022-2030       (a)     113,317      114,910
7.500%    2006-2028       (a)      70,740       72,754
8.000%    2005-2008                    56           58
9.000%    2008-2017                 5,416        5,808
9.500%    2009-2019                14,775       15,894
10.000%   2000-2003                   131          140
10.500%   2013-2021                 8,354        9,210
11.000%        2010                     2            2
11.500%   2013-2015                    30           34
11.750%   2013-2015                   101          114
12.000%   2012-2015                   418          477
12.500%   2010-2014                 3,616        4,147
13.000%   2011-2015                 1,525        1,764
                                            ----------
                                               309,707
                                            ----------
TOTAL GOVERNMENT
AGENCIES (COST OF $637,246)                    638,600
                                            ----------
GOVERNMENT OBLIGATIONS -- 58.5%

U.S. TREASURY BONDS:
6.125%     11/15/27     (b)     $   4,376   $    4,578
8.750%     08/15/20     (b)        14,333       19,354
12.000%    08/15/13     (b)        91,051      132,821
12.750%    11/15/10     (b)        46,873       65,542
                                            ----------
                                               222,295
                                            ----------
U.S. TREASURY NOTES:
5.625%     05/15/08     (b)        18,360       18,690
6.125%     12/31/01     (b)         2,202        2,251
7.250%     08/15/04     (b)        12,407       13,496
7.875%     11/15/04     (b)        39,280       44,000
8.875%     02/15/19     (b)        17,585       23,781
10.375%    11/15/12     (b)        53,118       70,149
                                            ----------
                                               172,367
                                            ----------
U.S. TREASURY BONDS/NOTES:
5.250%     08/15/03     (b)        14,357       14,323
6.375%     08/15/02     (b)        62,711       64,817
                                            ----------
                                                79,140
                                            ----------
U.S. TREASURY STRIP,
0.000%     08/15/12     (b)        47,184       21,641
                                            ----------
TOTAL GOVERNMENT
OBLIGATIONS (COST OF $502,436)                 495,443
                                            ----------

TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS (COST OF $1,139,682)      1,134,043
                                            ==========

NON-AGENCY MORTGAGE-BACKED
SECURITIES & ASSET-BACKED SECURITIES -- 13.7%
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 3.6%
Countrywide Mortgage Trust,
7.600%      4/25/23 4/25/23         1,345        1,350
CS First Boston Mortgage Securities Corp.,
7.500%       6/1/20     (b)        10,451       10,441
First Boston Mortgage Securities Corp.,
6.150%      9/28/13                 2,000        2,000
Headlands Mortgage Securities, Inc.,
7.750%      3/25/27                 5,329        5,299
Norwest Asset Securities Corp.,
7.000%      4/25/12                 2,422        2,394
PNC Mortgage Securities Corp.,
7.000%      5/25/27                 2,444        2,421
Prudential Home Mortgage Securities,
6.456%     12/28/08                 1,481        1,410
Residential Asset Securitization Trust,
7.500%     11/25/11                 1,093        1,094
Structured Mortgage Asset Residential Trust,
8.375%      6/25/08                 2,240        2,336
Tryon Mortgage Funding, Inc.,
7.500%      2/20/27                 1,228        1,239
                                            ----------
                                                29,984
                                            ----------
ASSET-BACKED SECURITIES -- 10.1%

Contimortage Home Equity Loan Trust:
7.310%      8/15/28                 7,150        7,220
7.340%      4/15/28                 4,000        4,004
7.420%      3/15/28                 2,400        2,405


See notes to financial statements.

INVESTMENT PORTFOLIO CONTINUED

February 28, 1999 (Unaudited, In Thousands)

Delta Funding Home Equity Loan Trust,
7.330%     10/25/28              $  7,588     $  7,422
Empire Funding Home Loan Owner Trust,
7.510%      3/25/23                 4,000        3,981
Green Tree Financial Corp.:
7.200%      1/15/28                10,000       10,206
7.320%      7/15/28                 4,500        4,678
7.850%      8/15/25                 9,100        8,245
Indymac Manufactured Housing Contract,
6.970%      2/25/28                 4,875        4,921
Preferred Mortgage Asset Trust,
7.900%      5/25/12                 2,506        2,548
Team Fleet Financing Corp.,
7.350%      5/15/03                 3,550        3,644
The Money Store Home Equity Trust:
7.910%      5/15/24                 9,306        9,604
8.525%      6/15/25                 2,800        2,922
The Money Store Home Improvement Trust,
8.070%      5/15/23                 5,875        5,890
UCFC Home Equity Loan Trust:
7.980%      2/15/22                 5,000        5,184
8.550%      1/10/20                 2,650        2,717
                                            ----------
                                                85,591
                                            ----------
NON-AGENCY MORTGAGE-BACKED
& ASSET-BACKED SECURITIES
(COST $116,777)                                115,575

TOTAL INVESTMENTS --
(COST OF $1,256,459)(C)                      1,249,618

SHORT-TERM OBLIGATIONS -- 1.4%
--------------------------------------------------------------------------------
Repurchase agreement with ABN AMRO Chicago
Corp., dated 02/26/99, due 03/01/99 at
4.750%, collateralized by U.S. Treasury
bonds and notes with various maturities to
2021, market value $11,833 (repurchase
proceeds $12,019)                  12,014      12,014
                                            ----------
OTHER ASSETS & LIABILITIES, NET -- (49.0)%   (414,897)
                                            ----------
Net Assets -- 100.0%                         $846,735
                                            ==========

(a) These securities have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(b) These securities, or a portion thereof, with a total market value $481,119, are being used to collateralize the delayed delivery purchase indicated in note (a) above.
(c) Cost for federal income tax purposes is $1,256,926.

COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS -- 140.0%                 PAR        VALUE
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES -- 95.6%
           MATURITIES
COUPON       FROM/TO
----------------------
FEDERAL HOME LOAN MORTGAGE CORP.:
7.500%    2007-2016                  $928         $960
8.000%    2003-2016                 9,328        9,640
8.500%    2007-2017                 2,186        2,305
8.750%    2005-2013                   980        1,041
9.000%    2001-2018                 1,844        1,955
9.250%    2008-2019                 3,338        3,562
9.500%    2005-2016                 1,227        1,300
9.750%         2016                    84           90
10.000%        2019                   584          627
10.250%   2009-2016                 1,031        1,116
10.500%   2009-2021                 1,569        1,722
11.250%   2005-2016                 1,844        2,073
                                             ---------
                                                26,391
                                             ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
5.750%         2003     (a)        53,000       53,223
6.000%    2008-2030     (b)       165,110      162,229
6.500%    2007-2026     (b)        33,054       32,828
7.000%    2007-2024     (b)        72,119       73,000
7.500%    2006-2028                21,897       22,484
8.000%    2008-2009                 1,721        1,789
8.250%         2008                   583          607
8.500%    2003-2021                 4,720        4,971
9.000%    2002-2022                12,790       13,522
10.000%   2001-2006                 4,989        5,355
10.500%   2010-2016                 2,766        3,017
11.000%        2015                   660          736
                                            ----------
                                               373,761
                                            ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
6.500%    2023-2029     (b)        93,035       92,493
7.000%    2022-2030     (b)       127,980      129,878
7.500%    2007-2028     (b)       100,223      103,073
8.000%    2004-2023                 2,065        2,144
8.500%    2017-2022                 1,188        1,253
8.750%    2021-2022                 1,282        1,350
8.850%    2018-2020                 2,644        2,802
9.000%    2008-2025                10,628       11,329
9.250%    2016-2022                 5,233        5,477
9.500%    2004-2025                77,157       83,003
10.000%   2000-2024                 2,447        2,602
10.250%        2018                   192          208
10.500%   2000-2020                 6,245        6,868
10.625%        2010                    22           24
11.000%   2009-2021                 7,691        8,627
11.250%        2015                    73           80
11.500%   2010-2021                11,409       12,922
11.750%   2013-2015                   229          257
12.000%   2011-2016                11,761       13,399
12.250%   2013-2015                   472          532
12.500%   2010-2015                 7,750        8,881
12.750%        2014                    45           51
13.000%   2011-2016                 2,672        3,089
13.500%   2010-2015                 2,044        2,392
14.000%   2011-2012                    93          109
14.500%        2012                    27           31
15.000%   2011-2012                    87          104
                                            ----------
                                               492,978
                                            ----------


See notes to financial statements.

INVESTMENT PORTFOLIO CIUSGF CONT.

U.S. SMALL BUSINESS ADMINISTRATION:
7.600%       1/1/12              $  3,114     $  3,402
8.200%      10/1/11                 3,094        3,452
8.250%      11/1/11                 6,044        6,744
8.650%      11/1/14                 4,599        5,250
8.850%       8/1/11                 1,024        1,164
9.150%       7/1/11                 2,614        2,993
9.450%       8/1/10                 1,038        1,190
9.500%       4/1/10                 1,846        2,123
9.650%       5/1/10                 1,368        1,586
                                            ----------
                                                27,904
                                            ----------
TOTAL GOVERNMENT
AGENCIES (COST OF $837,288)                    921,034
                                            ----------

GOVERNMENT OBLIGATIONS -- 44.4%

U.S. TREASURY BONDS:
 6.125%    11/15/27     (a)         4,840        5,063
 7.875%     2/15/21     (a)        25,241       31,472
12.000%     5/15/13     (a)        13,843       20,194
                                            ----------
                                                56,729
                                            ----------
U.S. TREASURY NOTES:
  .750%     8/15/03     (a)        28,877       29,369
  .875%    11/15/05     (a)        18,210       18,665
  .250%     6/30/02     (a)        22,120       22,766
  .375%     8/15/02     (a)        31,228       32,277
  .500%    10/15/06                18,571       19,775
  .500%    11/15/26     (a)         8,294        9,079
  .625%     3/31/02     (a)        52,400       54,398
  .875%     5/15/06     (a)        90,118       97,778
  .875%    11/15/04     (a)        19,518       21,863
10.375%    11/15/12     (a)        49,603       65,507
                                            ----------
                                               371,477
                                            ----------
TOTAL GOVERNMENT
OBLIGATIONS (COST OF $500,760)                $428,206
                                            ----------

TOTAL INVESTMENTS
(COST OF $1,338,048)(C)                      1,349,240
                                            ----------

SHORT-TERM OBLIGATIONS -- 1.9%
--------------------------------------------------------------------------------
Repurchase agreement with ABN AMRO Chicago
Corp., dated 02/26/99, due 03/01/99 at
4.750%, collateralized by U.S. Treasury
bonds and notes with various maturities to
2021, market value $17,819 (repurchase
proceeds $18,099)                 $18,092       18,092

                                            ----------
OTHER ASSETS & LIABILITIES, NET -- (41.9)%    (404,046)
                                            ----------
Net Assets -- 100.0%                          $963,284
                                            ==========

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities, or a portion thereof, with a total market value of $415,461, are being used to collateralize the delayed delivery purchases indicated in note (b) below.
(b) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(c) Cost for federal income tax purposes is $1,339,280.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 1999 (Unaudited)


(In thousands except for per share amounts and footnotes)

                                                    CSDUSGF                       CIUSGF                         CFSF
====================================================================================================================================
ASSETS
Investments at cost                                        $21,925                      $1,338,048                     $1,256,459
Appreciation (depreciation)                                    (49)                         11,192                         (6,841)
                                                    -----------------             -------------------            -------------------
Investments at value                                       $21,876                      $1,349,240                      1,249,618
Short-term obligations                                       4,483                          18,092                         12,014
                                                    -----------------             -------------------            -------------------
                                                            26,359                       1,367,332                      1,261,632
Receivable for:
        Investments sold                   $    --                      $ 25,546                       $ 23,884
        Interest                               256                        11,481                          7,751
        Fund shares sold                       178                           673                            832
Other                                           12             446           292            37,992          603            33,070
                                           -------- -----------------   --------- -------------------  --------- -------------------
        Total Assets                                        26,805                       1,405,324                      1,294,702

LIABILITIES
Payable for:
        Investments purchased                2,543                       439,804                        443,467
        Distributions                           46                         1,192                          3,341
        Fund shares repurchased                115                           966                          1,104
Accrued:
        Transfer Agent Out-of-Pocket fees       --                            58                             36
        Deferred Trustees fees                   3                            20                             19
                                           --------                     ---------                      ---------
        Total Liabilities                                    2,707                         442,040                        447,967
                                                    -----------------             -------------------            -------------------

Net Assets                                                 $24,098                        $963,284                       $846,735
                                                    =================             ===================            ===================
Net asset value & redemption price per share--Class A        $9.91(a)                        $6.59(a)                      $10.76(a)
                                                    -----------------             -------------------            -------------------
                                                    ($13,134/1,326)               ($606,477/91,987)              ($767,642/71,355)
Maximum offering price per share--Class A                   $10.24(b)                        $6.92(b)                      $11.30(b)
                                                    -----------------             -------------------            -------------------
                                                     ($9.91/0.9675)                  ($6.59/0.9525)                ($10.76/0.9525)
Net asset value & offering price per share--Class B          $9.91(a)                        $6.59(a)                      $10.76(a)
                                                    -----------------             -------------------            -------------------
                                                       ($7,153/722)               ($353,695/53,646)                ($74,860/6,959)
Net asset value & offering price per share--Class C          $9.91(a)                        $6.59(a)                      $10.76(a)
                                                    -----------------             -------------------            -------------------
                                                       ($3,811/385)                    ($2,096/318)                   ($4,232/394)
Net asset value, offering & redemption price
  per share--Class Z                                           n/a                           $6.59                         $10.76
                                                    -----------------             -------------------            -------------------
                                                                                       ($1,016/154)                         ($1/(c))

COMPOSITION OF NET ASSETS
Capital paid in                                            $24,184                      $1,068,495                       $987,700
Undistributed (overdistributed)
  net investment income                                        (46)                            622                           (491)
Accumulated net realized gain (loss)                             9                        (117,025)                      (133,633)
Net unrealized appreciation (depreciation)                     (49)                         11,192                         (6,841)
                                                    -----------------             -------------------            -------------------
                                                           $24,098                        $963,284                       $846,735
                                                    ================================================================================

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. (b) On sales of $100,000 or more of CSDUSGF or $50,000 or more of CIUSGF or CFSF, the offering price is reduced. (c) Rounds to less than one.

See notes to financial statements.

STATEMENT OF OPERATIONS

For The Six Months Ended February 28, 1999 (Unaudited)

                                                    CSDUSGF                       CIUSGF                         CFSF
====================================================================================================================================
(In thousands)
INVESTMENT INCOME
Interest                                                     $ 615                         $34,286                        $30,622
Dollar roll fee income                                           4                             874                          1,408
                                                    ================================================================================
                                                               619                          35,160                         32,030

EXPENSES
Management fee                               $  63                        $3,041                         $2,654
Service fee                                     24                         1,264                          1,103
Distribution fee--Class B                       28                         1,426                            284
Distribution fee--Class C                        2                             6                              9
Transfer agent                                  21                           863                            932
Bookkeeping fee                                 14                           181                            160
Trustees fee                                     4                            23                             22
Custodian fee                                    1                            55                             11
Audit fee                                        9                            33                             26
Legal fee                                        9                             6                              3
Registration fee                                15                            17                             19
Reports to shareholders                          1                            18                             24
Other                                            2                           206                             27
                                           --------                     ---------                      ---------
                                               193                         7,139                          5,274
Fees and expenses waived or
   borne by the Advisor                        (70)                           --                             --
Fees waived by the Distributor--Class C         --             123            (1)            7,138           (2)            5,272
                                           -------- -----------------   --------- -------------------  --------- -------------------
   Net Investment Income                                       496                          28,022                         26,758
                                                    =================             ===================            ===================

NET REALIZED & UNREALIZED
GAIN (LOSS) ON PORTFOLIO
POSITIONS
Net realized gain on:
        Investments (see Note 6)                83                         5,297                          8,657
        Closed futures contract                 --                            24                             22
                                           -------- -----------------   --------- -------------------  --------- -------------------
        Net Realized Gain                                       83                           5,321                          8,679
Change in net unrealized depreciation                         (187)                        (27,856)                       (35,453)
                                                    -----------------             -------------------            -------------------
                Net Loss                                      (104)                        (22,535)                       (26,774)
                                                    -----------------             -------------------            -------------------
Increase (Decrease) in Net Assets from
 Operations                                                 $  392                       $   5,487                      $     (16)
                                           =========================================================================================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


(In thousands)                       (Unaudited)                      (Unaudited)                      (Unaudited)
                                   Six months ended   Year ended    Six months ended   Year ended    Six months ended   Year ended
                                     February 28      August 31       February 28      August 31       February 28      August 31
===================================================================================================================================
                                                       CSDUSGF                        CIUSGF                         CFSF
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS        1999            1998            1999(a)          1998           1999(b)           1998
1998
Operations:
Net investment income                 $    496        $   659          $   28,022      $   63,528       $ 26,758        $  58,656
Net realized gain                           83             26               5,321          23,328          8,679           24,144
Net unrealized appreciation
 (depreciation)                           (187)           113             (27,856)         14,849        (35,453)          22,012
                                      ---------       --------         -----------     -----------      ---------       ----------
    Net Increase (Decrease) from
     Operations                            392            798               5,487         101,705            (16)         104,812
Distributions:
From net investment income--
 Class A                                  (271)          (396)            (16,940)        (38,886)       (23,648)         (53,064)
In excess of net investment
 income--Class A                            --            (15)                 --          (2,922)            --               --
From net investment income--
 Class B                                  (177)          (204)             (8,771)        (21,012)        (1,940)          (3,545)
In excess of net investment
 income--Class B                            --             (8)                 --          (1,579)            --               --
From net investment income--
 Class C                                   (67)           (67)                (40)            (26)           (67)             (31)
In excess of net investment
 income--Class C                            --             (3)                 --              (2)            --               --
From net investment income--
 Class Z                                    --             --                  (1)             --             (c)              --
In excess of net investment
 income--Class Z                            --             --                  --              --             --               --
                                      ---------       --------         -----------     -----------      ---------       ----------
                                          (123)           105             (20,265)         32,278        (25,671)          48,172
                                      ---------       --------         -----------     -----------      ---------       ----------
Fund Share Transactions:
Receipts for shares sold--Class A       14,106          4,793              81,627          64,333         32,457           25,903
Receipts for shares issued in
 the acquisition of Crabbe Huson
 U.S. Gov't Income Fund                  4,254             --                  --              --             --               --
Value of distributions
 reinvested--Class A                       217            383              10,546          27,046         12,379           28,232
Cost of shares repurchased--
 Class A                               (12,722)        (4,804)           (123,807)       (194,333)       (74,774)        (166,562)
                                      ---------       --------         -----------     -----------      ---------       ----------
                                         5,855            372             (31,634)       (102,954)       (29,938)        (112,427)
                                      ---------       --------         -----------     -----------      ---------       ----------
Receipts for shares sold--
 Class B                                 6,081          5,469              22,183          29,371         24,966           19,396
Value of distributions
 reinvested--Class B                       115            138               5,114          13,395          1,128            1,926
Cost of shares repurchased--
 Class B                                (6,506)        (2,338)            (61,190)       (122,795)       (20,886)         (17,031)
                                      ---------       --------         -----------     -----------      ---------       ----------
                                          (310)         3,269             (33,893)        (80,029)         5,208            4,291
                                      ---------       --------         -----------     -----------      ---------       ----------
Receipts for shares sold--Class C        2,078          1,604               1,506           1,310          3,408            1,317
Value of distributions
 reinvested--Class C                        57             66                  34              20             53               27
Cost of shares repurchased--
 Class C                                  (223)          (318)               (399)           (444)          (502)             (72)
                                      ---------       --------         -----------     -----------      ---------       ----------
                                         1,912          1,352               1,141             886          2,959            1,272
                                      ---------       --------         -----------     -----------      ---------       ----------
Receipts for shares sold--
 Class Z                                    --             --               1,037              --              1               --
Value of distributions
 reinvested--Class Z                        --             --                   1              --             (c)              --
Cost of shares repurchased--
 Class Z                                    --             --                 (13)             --             (c)              --
                                      ---------       --------         -----------     -----------      ---------       ----------
                                            --             --               1,025              --              1               --
                                      ---------       --------         -----------     -----------      ---------       ----------
    Net Increase (Decrease) from
        Fund Share Transactions          7,457          4,993             (63,361)       (182,097)       (21,770)        (106,864)
                                      ---------       --------         -----------     -----------      ---------       ----------
        Total Increase (Decrease)        7,334          5,098             (83,626)       (144,819)       (47,441)         (58,692)

NET ASSETS
Beginning of period                     16,764         11,666           1,046,910       1,191,729        894,176          952,868
                                      ---------       --------         -----------     -----------      ---------       ----------
End of period                         $ 24,098        $16,764          $  963,284      $1,046,910       $846,735        $ 894,176
                                      ---------       --------         -----------     -----------      ---------       ----------
    Net of undistributed
     (overdistributed) net
     investment income                     (46)           (27)                622          (1,648)          (491)          (1,597)
                                      ---------       --------         -----------     -----------      ---------       ----------

NUMBER OF FUND SHARES
Sold--Class A                            1,424            481              12,086           9,704          2,921            2,381
Issued in the acquisition of
 Crabbe Huson U.S. Gov't
 Income Fund                               421             --                  --              --             --               --
Issued for distributions
 reinvested--Class A                        22             38               1,566           4,088          1,118            2,615
Repurchased--Class A                    (1,269)          (482)            (18,315)        (29,361)        (6,736)         (15,425)
                                      ---------       --------         -----------     -----------      ---------       ----------
                                           598             37              (4,663)        (15,569)        (2,697)         (10,429)
                                      ---------       --------         -----------     -----------      ---------       ----------
Sold--Class B                              605            548               3,275           4,426          2,242            1,784
Issued for distributions
 reinvested--Class B                        12             14                 759           2,025            102              178
Repurchased--Class B                      (649)          (235)             (9,053)        (18,551)        (1,885)          (1,575)
                                      ---------       --------         -----------     -----------      ---------       ----------
                                           (32)           327              (5,019)        (12,100)           459              387
                                      ---------       --------         -----------     -----------      ---------       ----------
Sold--Class C                              207            161                 223             198            307              122
Issued for distributions
 reinvested--Class C                         6              7                   5               3              5                3
Repurchased-- Class C                      (22)           (32)                (59)            (67)           (45)              (7)
                                      ---------       --------         -----------     -----------      ---------       ----------
                                           191            136                 169             134            267              118
                                      ---------       --------         -----------     -----------      ---------       ----------
Sold--Class Z                               --             --                 156              --             (c)              --
Issued for distributions
 reinvested--Class Z                        --             --                  (c)             --             (c)              --
Repurchased--Class Z                        --             --                  (2)             --             (c)              --
                                      ---------       --------         -----------     -----------      ---------       ----------
                                            --             --                 154              --             (c)              --
                                      ============================================================================================

(a) Class Z shares were initially offered on January 29, 1999.
(b) Class Z shares were initially offered on January 11, 1999.
(c) Rounds to less than one.


14   See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 1999 (Unaudited)
NOTE 1: INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Short Duration U.S. Government Fund (CSDUSGF) and Colonial Intermediate U. S. Government Fund (CIUSGF), both a series of Colonial Trust II, and Colonial Federal Securities Fund (CFSF), a series of Colonial Trust III (the series are collectively referred to as the Funds and are diversified portfolios), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Funds at February 28, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the six months then ended.

NOTE 2: ACCOUNTING POLICIES

ORGANIZATION: The Funds are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open end management investment companies. CSDUSGF's investment objective is to seek as high a level of current income, as is consistent with very low volatility, by investing primarily in U.S. government securities and maintaining a weighted average portfolio duration of three years or less. CIUSGF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent risk, by investing primarily in U.S. government securities. CFSF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent longer-term investing, by investing primarily in U.S. government securities. The Funds may issue an unlimited number of shares. CSDUSGF offers three classes of shares: Class A, Class B, and Class C. CIUSGF and CFSF offer four classes of shares: Class A, Class B, Class C, and Class Z. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Effective January 29, 1999 and January 11, 1999, CIUSGF and CFSF, respectively, began offering Class Z shares. Class Z shares are offered continuously at net asset value. There are certain restrictions on purchasing Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed in the preparation of the Funds' financial statements.

SECURITY VALUATION AND TRANSACTIONS: The Funds are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price. Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Funds may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

FINANCIAL HIGHLIGHTS CSDUSGF

Selected data for a share of each class outstanding throughout each period are as follows:

                                                         (Unaudited)
                                                Six months ended February 28                       Year ended August 31
====================================================================================================================================
                                                          1999                                            1998
                                          Class A        Class B         Class C         Class A         Class B         Class C
                                        --------------------------------------------- ----------------------------------------------
Net asset value-- Beginning of period     $ 10.000       $ 10.000        $ 10.000       $  9.920        $  9.920        $  9.920
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                    0.237          0.205           0.226          0.529           0.462           0.508
Net realized and unrealized gain (loss)     (0.087)        (0.087)         (0.087)         0.113           0.113           0.113
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Total from Investment Operations             0.150          0.118           0.139          0.642           0.575           0.621
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS:
From net investment income                  (0.240)        (0.208)         (0.229)        (0.541)         (0.476)         (0.521)
In excess of net investment income           --             --              --            (0.021)         (0.019)         (0.020)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Total Distributions Declared to
 Shareholders                               (0.240)        (0.208)         (0.229)        (0.562)         (0.495)         (0.541)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Net asset value--End of period            $  9.910       $  9.910        $  9.910       $ 10.000        $ 10.000        $ 10.000
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Total return(c)(d)                            1.50%(e)       1.18%(e)        1.40%(e)       6.64%           5.93%           6.41%
                                        ================ =============== ============ ================= =============== ============
RATIOS TO AVERAGE NET ASSETS
Expenses                                      0.80%(f)(g)    1.45%(f)(g)     1.00%(f)(g)    0.70%(f)        1.35%(f)        0.90%(f)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Net investment income                         4.57%(f)(g)    3.92%(f)(g)     4.37%(f)(g)    5.37%(f)        4.72%(f)        5.17%(f)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Fees and expenses waived or borne by
the Advisor                                   0.60%(f)(g)    0.60%(f)(g)     0.60%(f)(g)    1.10%(f)        1.10%(f)        1.10%(f)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Portfolio turnover                              53%(e)         53%(e)          53%(e)        183%            183%            183%
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Net assets at end of period (000)         $ 13,134       $  7,153         $ 3,811       $  7,284        $  7,543        $  1,937
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
(a) Net of fees and expenses waived
    or borne by the Advisor or its
    affiliates which amounted to:         $  0.030       $  0.030        $  0.030       $  0.110        $  0.110        $  0.110

(b) Class C shares were initially offered on January 4, 1995. Per share data reflects activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

================================================================================
February 28, 1999

The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to invest at less advantageous prices.

The Funds maintain U.S. government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class A, Class B, and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B, and Class C per share data and ratios are calculated by adjusting the expense and net investment income ratios for each Fund for the entire period by the service fees for Class A, Class B, and Class C shares and the distribution fees for Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, FEE INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. For CSDUSGF, market discount is not accreted and premium is amortized against interest income with a corresponding decrease in the cost basis. For CSDUSGF, market discount is not accreted and premium is amortized against interest income with a corresponding decrease in the cost basis. For CIUSGF and CFSF, premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may

FINANCIAL HIGHLIGHTS CSDUSGF CONT.

                                                                                                  Year ended August 31
====================================================================================================================================
                                                            1997                                           1996
                                            Class A        Class B        Class C         Class A        Class B        Class C
                                        --------------------------------------------- ---------------------------------------------
Net asset value-- Beginning of period       $ 9.820        $ 9.820        $ 9.820         $ 9.850        $ 9.850         $ 9.850
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                     0.561          0.497          0.542           0.568          0.504           0.549
Net realized and unrealized gain (loss)       0.090          0.090          0.090          (0.032)        (0.032)         (0.032)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Total from Investment Operations              0.651          0.587          0.632           0.536          0.472           0.517
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS:
From net investment income                   (0.551)        (0.487)        (0.532)         (0.566)        (0.502)         (0.547)
In excess of net investment income           --             --             --              --             --              --
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Total Distributions Declared to
 Shareholders                                (0.551)        (0.487)        (0.532)         (0.566)        (0.502)         (0.547)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Net asset value--End of period              $ 9.920        $ 9.920        $ 9.920         $ 9.820        $ 9.820         $ 9.820
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Total return(c)(d)                             6.79%          6.11%          6.59%           5.57%          4.89%           5.36%
                                        ================ =============== ============ ================= =============== ============
RATIOS TO AVERAGE NET ASSETS
Expenses                                       0.50%(f)       1.15%(f)       0.70%(f)        0.50%(f)       1.15%(f)        0.70%(f)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Net investment income                          5.64%(f)       4.99%(f)       5.44%(f)        5.99%(f)       5.34%(f)        5.79%(f)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Fees and expenses waived or borne by
the Advisor                                    1.76%(f)       1.76%(f)       1.76%(f)        1.48%(f)       1.48%(f)        1.48%(f)
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Portfolio turnover                               73%            73%            73%             51%            51%            51%
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
Net assets at end of period (000)           $ 6,858        $ 4,233        $   575         $ 6,136        $ 4,004         $   461
                                        ---------------- --------------- ------------ ----------------- --------------- ------------
(a) Net of fees and expenses waived
    or borne by the Advisor or its
    affiliates which amounted to:           $ 0.169        $ 0.169        $ 0.169         $ 0.136        $ 0.136         $ 0.136

                                               Year ended August 31 cont.
================================================================================================================
                                                              1995                                 1994
                                            Class A         Class B         Class C(b)      Class A     Class B
                                        ------------------------------------------------- ----------------------
Net asset value-- Beginning of period       $ 9.670         $ 9.670         $ 9.550        $  9.950     $ 9.950
                                        ---------------- --------------- -------------- ------------ -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                     0.514           0.451           0.334           0.473       0.409
Net realized and unrealized gain (loss)       0.152           0.152           0.280          (0.356)     (0.356)
                                        ---------------- --------------- -------------- ------------ -----------
Total from Investment Operations              0.666           0.603           0.614           0.117       0.053
                                        ---------------- --------------- -------------- ------------ -----------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS:
From net investment income                   (0.486)         (0.423)         (0.314)         (0.397)     (0.333)
In excess of net investment income           --              --              --              --          --
                                        ---------------- --------------- -------------- ------------ -----------
Total Distributions Declared to
 Shareholders                                (0.486)         (0.423)         (0.314)         (0.397)     (0.333)
                                        ---------------- --------------- -------------- ------------ -----------
Net asset value--End of period              $ 9.850         $ 9.850         $ 9.850        $  9.670     $ 9.670
                                        ---------------- --------------- -------------- ------------ -----------
Total return(c)(d)                             7.08%           6.39%           6.50%(e)        1.20%       0.55%
                                        ================ =============== ============== ============ ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                       0.50%           1.15%           0.70%(g)        0.50%       1.15%
                                        ---------------- --------------- ------------ -------------- -----------
Net investment income                          5.50%           4.85%           5.30%(g)        4.84%       4.19%
                                        ---------------- --------------- ------------ -------------- -----------
Fees and expenses waived or borne by
the Advisor                                    1.14%           1.14%           1.14%           1.16%       1.16%
                                        ---------------- --------------- -------------- ------------ -----------
Portfolio turnover                               36%             36%             36%             69%         69%
                                        ---------------- --------------- -------------- ------------ -----------
Net assets at end of period (000)           $ 9,934         $ 3,968         $   385        $ 16,168     $ 4,176
                                        ---------------- --------------- -------------- ------------ -----------
(a) Net of fees and expenses waived
    or borne by the Advisor or its
    affiliates which amounted to:           $ 0.107         $ 0.107         $ 0.107         $ 0.114     $ 0.114

================================================================================
NOTES CONT.

differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities for book and tax purposes and expired capital loss carryforwards. Permanent book and tax basis differences will result in reclassifications to capital accounts.

OTHER: The Funds' custodian takes possession through the federal book entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3: FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of each Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's average net assets as follows:

                  CSDUSGF
          Flat fee rate of 0.55%
                  CIUSGF
Average Net Assets      Annual Fee Rate
------------------      ---------------
First $1 billion            0.60%
Next $500 million           0.55%
Over $1.5 billion           0.50%

                   CFSF
Average Net Assets      Annual Fee Rate
------------------      ---------------
First $1 billion           0.60%
Next $1 billion            0.55%
Next $1 billion            0.50%
Over $3 billion            0.40%

Through September 30, 1997, the management fee for CFSF for the first $1 billion in assets was 0.65%.

FINANCIAL HIGHLIGHTS CIUSGF

Selected data for a share of each class outstanding throughout each period are as follows:

                                                         (Unaudited)
                                                Six months ended February 28
======================================================================================================
                                                            1999
                                           Class A        Class B         Class C        Class Z(a)
                                          ------------------------------------------------------------
Net asset value-- Beginning of period      $ 6.730        $ 6.730         $ 6.730        $ 6.760
                                          ------------    --------------  -------------  --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.196          0.171           0.176(c)       0.037
Net realized and unrealized gain (loss)     (0.155)        (0.155)         (0.155)        (0.174)
                                          ------------    --------------  -------------  --------------
Total from Investment Operations             0.041          0.016           0.021         (0.137)
                                          ------------    --------------  -------------  --------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                  (0.181)        (0.156)         (0.161)        (0.033)
In excess of net investment income          --             --              --             --
From capital paid in                        --             --              --             --
                                          ------------    --------------  -------------  --------------
Total Distributions Declared
 to Shareholders                            (0.181)        (0.156)         (0.161)        (0.033)
                                          ------------    --------------  -------------  --------------
Net asset value--End of period             $ 6.590        $ 6.590         $ 6.590        $ 6.590
                                          ------------    --------------  -------------  --------------
Total return (e)                              0.58%(f)       0.21%(f)        0.29%(f)(g)    0.60%(f)
                                          ============    ==============  =============  ==============
RATIOS TO AVERAGE NET ASSETS
Expenses                                      1.12%(h)(i)    1.87%(h)(i)     1.73%(c)(h)(i) 0.93%(h)(i)
                                          ------------    --------------  -------------  --------------
Net investment income                         5.80%(h)(i)    5.05%(h)(i)     5.20%(c)(h)(i) 6.58%(h)(i)
                                          ------------    --------------  -------------  --------------
Portfolio turnover                              21%(f)         21%(f)          21%(f)         21%(f)
                                          ------------    --------------  -------------  --------------
Net assets at end of period
 (in millions)                             $   606        $   354         $     2        $     1
                                          -----------  ---------------  --------------  --------------

                                                Year ended August 31
================================================================================
                                                         1998
                                        Class A        Class B        Class C
                                       -----------------------------------------
Net asset value-- Beginning of period  $ 6.510        $ 6.510        $ 6.510

                                       ------------   ------------   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                    0.420          0.370          0.380(d)
Net realized and unrealized gain (loss)  0.204          0.204          0.204
                                       ------------   ------------   -----------
Total from Investment  Operations        0.624          0.574          0.584
                                       ------------   ------------   -----------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income              (0.376)        (0.329)        (0.339)
In excess of net investment income      (0.028)        (0.025)        (0.025)
From capital paid in                    --             --             --
                                       ------------   ------------   -----------
Total Distributions Declared
 to Shareholders                        (0.404)        (0.354)        (0.364)
                                       ------------   ------------   -----------
Net asset value--End of period         $ 6.730        $ 6.730        $ 6.730
                                       ------------   ------------   -----------
Total return (e)                          9.87%          9.03%          9.20%(g)
                                       ============   ============   ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                 1.12%(h)       1.87%(h)        1.72%(d)(h)
                                       ------------   ------------   -----------
Net investment income                     6.02%(h)       5.27%(h)       5.42%(d)(h)
                                        ------------   ------------   -----------
Portfolio turnover                         214%           214%           214%
                                       ------------   ------------   -----------
Net assets at end of period
 (in millions)                         $   651        $   395        $     1
                                       ------------   ------------   -----------

(a) Class Z shares were initially offered on January 29, 1999. Per share amounts reflect activity from that date.
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Advisor or its affiliates which amounted to $0.005 per share and 0.15% (annualized).
(d) Net of fees waived by the Advisor or its affiliates which amounted to $0.010 per share and 0.15%.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Not annualized.
(g) Had the Advisor or its affiliates not waived a portion of expenses, total return would have been reduced.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(i) Annualized.
(j) Rounds to less than one million.

================================================================================
February 28, 1999

BOOKKEEPING FEE: For each Fund the Advisor provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

        Average Net Assets      Annual Fee Rate
        ------------------      ---------------
        First $50 million          No charge
        Next $950 million             0.035%
        Next $1 billion               0.025%
        Next $1 billion               0.015%

TRANSFER AGENT FEE: Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.17% annually of each Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 1997 and continuing through calendar year 1997, the Transfer Agent fee was reduced by 0.01% resulting in a decrease in the fee from 0.18% to 0.17% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is each Fund's principal underwriter. During the six months ended February 28, 1999, each Fund has been advised that the Distributor retained net underwriting discounts on CSDUSGF, CIUSGF, and CFSF of $2,278, $20,338, and $17,889, respectively, on sales of the Funds' Class A shares and received contingent deferred sales charges (CDSC) of $1,229, $1,138, and $91 on Class A share redemptions, $9,345, $237,148, and $69,898 on Class B share redemptions, and $474, $724, and $209 on Class C share redemptions, respectively.

Each Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor. CIUSGF and CFSF pay a service fee equal to 0.25% annually of their net assets as of the 20th of each month. CSDUSGF pays a service fee equal to 0.20% annually of Class A and Class B net assets and 0.25% annually of Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor. CSDUSGF pays a distribution fee equal to 0.65% annually of the average net assets of Class B shares and 0.15% annually of the average net assets of

FINANCIAL HIGHLIGHTS CIUSGF CONT.

                              Year ended August 31
===============================================================================

                                                            1997
                                          Class A         Class B         Class C(b)
                                       -------------------------------------------------
Net asset value-- Beginning of period    $ 6.370         $ 6.370         $ 6.590

                                       ----------------  -------------   ----------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.393           0.344           0.032
Net realized and unrealized gain (loss)    0.145           0.145          (0.082)
                                       ----------------  -------------   ----------------
Total from Investment  Operations          0.538           0.489          (0.050)
                                       ----------------  -------------   ----------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                (0.398)         (0.349)         (0.030)
In excess of net investment income        --              --              --
From capital paid in                      --              --              --
                                       ----------------  -------------   ----------------
Total Distributions Declared
 to Shareholders                          (0.398)         (0.349)         (0.030)
                                       ----------------  -------------   ----------------
Net asset value--End of period           $ 6.510         $ 6.510         $ 6.510
                                       ----------------  -------------   ----------------
Total return (e)                            8.64%           7.83%          (0.77)%(f)(g)
                                       ================  =============   ================
RATIOS TO AVERAGE NET ASSETS
Expenses                                    1.13%(h)        1.88%(h)        1.78%(h)(i)
                                       ----------------  -------------   ----------------
Net investment income                       6.43%(h)        5.68%(h)        5.85%(h)(i)
                                       ----------------  -------------   ----------------
Portfolio turnover                            61%             61%             61%
                                       ----------------  -------------   ----------------
Net assets at end of period
 (in millions)                           $   731         $   461         $    (j)
                                       ----------------  -------------   ----------------

                                            Year ended August 31
==================================================================================================================================
                                                    1996                            1995                           1994
                                          Class A         Class B         Class A         Class B         Class A         Class B
                                         ---------------------------- ------------------------------- ----------------------------
Net asset value-- Beginning of period     $ 6.550         $ 6.550         $ 6.420         $ 6.420       $   6.880       $   6.880
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.390           0.341           0.447           0.399           0.415           0.365
Net realized and unrealized gain (loss)    (0.161)         (0.161)          0.100           0.100          (0.452)         (0.452)
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------
Total from Investment  Operations           0.229           0.180           0.547           0.499          (0.037)         (0.087)
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                 (0.391)         (0.344)         (0.417)         (0.369)         (0.400)         (0.352)
In excess of net investment income         (0.018)         (0.016)          --              --              --              --
From capital paid in                        --              --              --              --             (0.023)         (0.021)
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------
Total Distributions Declared
 to Shareholders                           (0.409)         (0.360)         (0.417)         (0.369)         (0.423)         (0.373)
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------
Net asset value--End of period            $ 6.370         $ 6.370         $ 6.550         $ 6.550      $    6.420       $   6.420
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------
Total return (e)                             3.51%           2.74%           8.88%           8.07%         (0.53)%          (1.28)%
                                         ===============  =========== ==================  =========== ===============  ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                     1.11%(h)        1.86%(h)        1.11%           1.86%           1.11%           1.86%
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------
Net investment income                        6.45%(h)        5.70%(h)        7.51%           6.76%           8.14%           7.39%
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------
Portfolio turnover                            123%            123%            140%            140%            291%            291%
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------
Net assets at end of period
 (in millions)                            $   921         $   572         $ 1,164         $   701      $      758       $     836
                                         ---------------  ----------- ------------------  ----------- ---------------  -----------

===============================================================================
NOTES CONT.

Class C shares. CIUSGF and CFSF each pay a distribution fee equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: For CSDUSGF, the Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets. Through December 31, 1997, the expense limit was 0.30% annually of the Fund's average net assets.

OTHER: The Funds pay no compensation to their officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4: PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: For the six months ended February 28, 1999, purchase and sales of investments, other than short-term obligations and mortgage dollar roll transactions, were as follows:

          Purchases         Sales
        ------------    ------------
CSDUSGF $ 13,647,693    $  9,725,921
CIUSGF  $269,273,914    $343,411,311
CFSF    $299,389,909    $232,775,654

Unrealized appreciation (depreciation) at February 28, 1999 for federal income tax purposes was:

                      CSDUSGF       CIUSGF           CFSF
                   ----------    ------------  ---------------
Gross unrealized
appreciation       $   84,281    $18,102,659     $ 13,265,425
Gross unrealized
depreciation         (135,736)    (8,142,734)     (20,573,177)
                     --------     ----------      -----------
Net unrealized
appreciation
(depreciation)     $  (51,455)   $ 9,959,925     $ (7,307,752)
                   ----------    -----------     ------------

FINANCIAL HIGHLIGHTS CFSF

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                 (Unaudited)
                                                          Six months ended February 28
========================================================================================================
                                                                     1999
                                         Class A         Class B          Class C           Class Z(b)
                                       -----------------------------------------------------------------
Net asset value--Beginning of period   $ 11.080        $ 11.080        $ 11.080           $ 11.010
                                       --------------  --------------  -----------------  --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                     0.340           0.298           0.307(d)           0.116
Net realized and unrealized gain (loss)  (0.334)         (0.334)         (0.334)            (0.264)
                                       --------------  --------------  -----------------  --------------
Total from Investment Operations          0.006          (0.036)         (0.027)            (0.148)
                                       --------------  --------------  -----------------  --------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:

From net investment income               (0.326)         (0.284)         (0.293)            (0.102)
From net realized gains                  --              --              --                 --
From capital paid in                     --              --              --                 --
                                       --------------  --------------  -----------------  --------------
Total Distributions Declared
 to Shareholders                         (0.326)         (0.284)         (0.293)            (0.102)
                                       --------------  --------------  -----------------  --------------
Net asset value--End of period         $ 10.760        $ 10.760        $ 10.760           $ 10.760
                                       --------------  --------------  -----------------  --------------
Total return (f)                          0.01%(g)       (0.36)%(g)      (0.28)%(g)(h)       0.05%(g)
                                       ==============  ==============  =================  ==============
RATIOS TO AVERAGE NET ASSETS

Expenses                                  1.13%(i)(j)     1.88%(i)(j)     1.73%(d)(i)(j)     0.88%(i)(j)
                                       --------------  --------------  -----------------  --------------
Net investment income                     6.11%(i)(j)     5.36%(i)(j)     5.51%(d)(i)(j)     6.36%(i)(j)
                                       --------------  --------------  -----------------  --------------
Portfolio turnover                          27%(g)          27%(g)          27%(g)             27%(g)
                                       --------------  --------------  -----------------  --------------
Net assets at end of period
  (in millions)                            $ 768           $ 75             $ 4               $ (k)
                                       --------------  --------------  -----------------  --------------


                                               Year ended August 31 (a)
==================================================================================
                                                        1998
                                           Class A      Class B      Class C
                                         -----------------------------------------
Net asset value--Beginning of period     $ 10.520     $ 10.520     $ 10.520
                                         -----------  -----------  ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.708        0.625        0.642(e)
Net realized and unrealized gain (loss)     0.530        0.530        0.530
                                         -----------  -----------  ---------------
Total from Investment Operations            1.238        1.155        1.172
                                         -----------  -----------  ---------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:

From net investment income                 (0.678)      (0.595)      (0.612)
From net realized gains                     --           --           --
From capital paid in                        --           --           --
                                         -----------  -----------  ---------------
Total Distributions Declared
 to Shareholders                           (0.678)      (0.595)      (0.612)
                                         -----------  -----------  ---------------
Net asset value--End of period           $ 11.080     $ 11.080     $ 11.080
                                         -----------  -----------  ---------------
Total return (f)                           12.11%       11.26%       11.43%(h)
                                         ===========  ===========  ===============
RATIOS TO AVERAGE NET ASSETS

Expenses                                    1.14%(i)     1.89%(i)      1.74%(e)(i)
                                         -----------  -----------  ---------------
Net investment income                       6.49%(i)     5.74%(i)      5.89%(e)(i)
                                         -----------  -----------  ---------------
Portfolio turnover                           356%         356%          356%
                                         -----------  -----------  ---------------
Net assets at end of period
  (in millions)                            $ 821         $ 72           $ 1
                                         -----------  -----------  ---------------

(a) The Fund changed its fiscal year end from October 31 to August 31. Information presented is for the period November 1, 1996 through August 31, 1997.
(b) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.
(c) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(d) Net of fees waived by the Advisor or its affiliates which amounted to $0.008 per share and 0.15% (annualized).
(e) Net of fees waived by the Advisor or its affiliates which amounted to $0.017 per share and 0.15%.
(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g) Not annualized.
(h) Had the Advisor or its affiliates not waived a portion of expenses, total return would have been reduced.
(i) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(j) Annualized.
(k) Rounds to less than one million.

================================================================================
February 28, 1999

CAPITAL LOSS CARRYFORWARDS: At August 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                      Year of      Capital loss
                    expiration     carryforward
                    ==========     ============
CSDUSGF                2003            $ 36,000
                       2004              38,000
                                       --------
                                       $ 74,000
                                       --------
                      Year of      Capital loss
                    expiration     carryforward
                    ==========     ============
CIUSGF                 2001        $ 12,601,000
                       2002           7,249,000
                       2003          67,291,000
                       2004          32,580,000
                       2005          18,973,000
                                   ------------
                                   $138,694,000
                                   ------------

Of the CIUSGF loss carryforwards expiring in 2001 and 2002, $12,601,000 and $4,423,000, respectively, were acquired in the merger with Liberty Financial U.S. Government Securities Fund. Their availability for use in offsetting any future realized gains may be limited in a given year.

                      Year of      Capital loss
                    expiration     carryforward
                    ==========     ============
CFSF                   1999        $ 34,066,000
                       2000             595,000
                       2002          84,302,000
                       2004          21,929,000
                                   ------------
                                   $140,892,000
                                   ------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: CIUSGF and CFSF may purchase or sell futures contracts and purchase and write options on futures and securities. The Funds will use these instruments to hedge against the effects of changes in the value of the portfolio securities due to anticipated

FINANCIAL HIGHLIGHTS CFSF CONT.


                                                  Period ended August 31 (a)
=========================================================================================
                                                             1997
                                           Class A         Class B         Class C (c)
                                         ------------------------------------------------
Net asset value--Beginning of period     $ 10.530         $ 10.530        $ 10.710
                                         ---------------  --------------  ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.580            0.515           0.058
Net realized and unrealized gain (loss)    (0.038)          (0.038)         (0.198)
                                         ---------------  --------------  ---------------
Total from Investment Operations            0.542            0.477          (0.140)
                                         ---------------  --------------  ---------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income                 (0.552)          (0.487)         (0.050)
From net realized gains                     --               --              --
From capital paid in                        --               --              --
                                         ---------------  --------------  ---------------
Total Distributions Declared
 to Shareholders                           (0.552)          (0.487)         (0.050)
                                         ---------------  --------------  ---------------
Net asset value--End of period           $ 10.520         $ 10.520        $ 10.520
                                         ---------------  --------------  ---------------
Total return (f)                            5.31%(g)         4.66%(g)       (1.31)%(g)(h)
                                         ===============  ==============  ===============
RATIOS TO AVERAGE NET ASSETS
Expenses                                     1.19%(i)(j)     1.94%(i)(j)     1.82%(i)(j)
                                         ---------------  --------------  ---------------
Net investment income                        6.71%(i)(j)     5.96%(i)(j)     6.55%(i)(j)
                                         ---------------  --------------  ---------------
Portfolio turnover                             79%(g)          79%(g)          79%(g)
                                         ---------------  --------------  ---------------
Net assets at end of period
  (in millions)                              $ 888            $ 64            $ (k)
                                         ---------------  --------------  ---------------


                                                                     Year ended October 31
===================================================================================================================
                                                    1996                      1995                    1994
                                           Class A       Class B      Class A     Class B     Class A     Class B
                                         --------------------------  ----------------------  ----------------------
Net asset value--Beginning of period     $ 10.830      $ 10.830      $  9.950    $  9.950    $ 11.460    $ 11.460
                                         ------------  ------------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.696         0.617         0.710       0.633       0.821       0.741
Net realized and unrealized gain (loss)    (0.300)       (0.300)        0.907       0.907      (1.560)     (1.560)
                                         ------------  ------------  ----------  ----------  ----------  ----------
Total from Investment Operations            0.396         0.317         1.617       1.540      (0.739)     (0.819)
                                         ------------  ------------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income                 (0.684)       (0.606)       (0.709)     (0.632)     (0.771)     (0.691)
From net realized gains                     --            --           (0.028)     (0.028)      --          --
From capital paid in                       (0.012)       (0.011)        --          --          --          --
                                         ------------  ------------  ----------  ----------  ----------  ----------
Total Distributions Declared
 to Shareholders                           (0.696)       (0.617)       (0.737)     (0.660)     (0.771)     (0.691)
                                         ------------  ------------  ----------  ----------  ----------  ----------
Net asset value--End of period           $ 10.530      $ 10.530      $ 10.830    $ 10.830    $  9.950     $ 9.950
                                         ------------  ------------  ----------  ----------  ----------  ----------
Total return (f)                            3.88%         3.11%         16.82%      15.96%     (6.57)%     (7.28)%
                                         ============  ============  ==========  ==========  ==========  ==========
RATIOS TO AVERAGE NET ASSETS
Expenses                                    1.18%(i)      1.93%(i)       1.17%       1.92%      1.16%       1.91%
                                         ------------  ------------  ----------  ----------  ----------  ----------
Net investment income                       6.62%(i)      5.87%(i)       7.04%       6.29%      7.80%       7.05%
                                         ------------  ------------  ----------  ----------  ----------  ----------
Portfolio turnover                           125%          125%           171%        171%       121%        121%
                                         ------------  ------------  ----------  ----------  ----------  ----------
Net assets at end of period
  (in millions)                           $ 1,026         $ 73        $ 1,201        $ 79    $ 1,278        $ 70
                                         ------------  ------------  ----------  ----------  ----------  ----------

================================================================================
NOTES CONT.

changes in interest rates and/or market conditions and not for trading purposes. The Funds may also invest in these instruments for duration management. The use of futures contracts and options involves certain risks which include (1) the imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin, or option premium recorded in the Funds' Statement of Assets and Liabilities at any given time.

NOTE 5: LINE OF CREDIT

CSDUSGF may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) LIBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended February 28, 1999.

NOTE 6: MERGER INFORMATION

On October 16, 1998, Crabbe Huson U.S. Government Income Fund (CHUSGIF) was merged into CSDUSGF by a non-taxable exchange of 421,220 Class A shares of the Fund (valued at $4,254,320) for the 382,027 of CHUSGIF shares then outstanding. The assets of CHUSGIF acquired included unrealized appreciation of $150,545. The aggregate net assets of the Fund and CHUSGIF immediately after the merger were $23,875,969.

NOTE 7: RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On October 30, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following items, all as described in the Proxy Statement for the Meeting. On August 21, 1998, the record date for the Meeting, CSDUSGF, CIUSGF, and CFSF had outstanding 1,368,828, 155,319,431, and 80,244,205 shares of beneficial interest, respectively. The votes cast at the Meeting were as follows:

NOTES TO FINANCIAL STATEMENTS CONT.

February 28, 1999
To Elect a Board of Trustees:

                                 CSDUSGF                        CIUSGF                            CFSF
                                        Authority                      Authority                        Authority
                            For         Withheld          For          Withheld            For          Withheld
                            ===         ========          ===          ========            ===          ========
Robert J. Birnbaum        789,466       116,710       86,099,548       4,638,525       44,420,212       1,631,497
Tom Bleasdale             785,199       121,057       86,099,548       4,638,525       44,427,541       1,624,168
John Carberry             789,576       116,600       86,099,548       4,638,525       44,430,793       1,620,916
Lora S. Collins           790,132       116,044       86,099,548       4,638,525       44,435,720       1,615,989
James E. Grinnell         785,453       120,723       86,099,548       4,638,525       44,421,835       1,629,874
Richard W. Lowry          788,687       117,489       85,266,085       4,638,525       44,440,657       1,611,052
Salvatore Macera          786,254       119,922       86,098,439       4,639,634       44,429,342       1,622,367
William E. Mayer          782,923       123,253       86,099,548       4,638,525       44,430,631       1,621,078
James L. Moody, Jr.       795,142       111,034       86,099,548       4,638,525       44,432,179       1,619,530
John J. Neuhauser         789,521       116,655       86,099,548       4,638,525       44,433,930       1,617,779
Thomas E. Stitzel         789,498       116,678       86,098,439       4,639,634       44,433,969       1,617,740
Robert L. Sullivan        788,792       117,384       86,099,548       4,638,525       44,435,292       1,616,417
Anne-Lee Verville         789,576       116,600       86,099,548       4,638,525       44,431,715       1,619,994

To amend fundamental investment policies                  To approve policies for a master fund/feeder fund
regarding borrowing and lending:                          structure:

                     CSDUSGF                                                  CSDUSGF
   For               Against            Abstain              For              Against            Abstain
   ===               =======            =======              ===              =======            =======
628,247               2,520             168,315           640,143              1,967             156,972

                     CIUSGF                                                    CIUSGF
   For               Against            Abstain              For               Against            Abstain
   ===               =======            =======              ===              =======            =======
67,193,381          2,191,048          5,711,976          66,827,341          2,058,018          6,211,048

                      CFSF                                                      CFSF
   For               Against            Abstain              For               Against            Abstain
   ===               =======            =======              ===              =======            =======
34,017,148          1,481,126          2,424,383          33,584,221          1,555,679          2,782,756

To reclassify the fundamental investment policy regarding the purchase of illiquid securities:

                     CIUSGF
   For               Against            Abstain
   ===               =======            =======
66,271,714          2,728,594          6,096,099

                      CFSF
   For               Against            Abstain
   ===               =======            =======
33,262,039          1,997,326          2,663,290

TRUSTEES & TRANSFER AGENT

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Short Duration U.S. Government Fund, Colonial Intermediate U.S. Government Fund and Colonial Federal Securities Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Short Duration U.S. Government Fund, Colonial Intermediate U.S. Government Fund and Colonial Federal Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

CHOOSE LIBERTY

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS. [SERVICEMARK]

At Liberty Funds Distributor, Inc. (Liberty), we believe that -- try as they may -- no single investment manager can do all things well. That's why we make available the individual talents of investment managers that have excelled in a particular investment discipline. These managers not only specialize in a distinct investment style, they hold a passion for the style along with a demonstrated track record.


[graphic omitted]

Boston, MA Colonial has long been a recognized                Portland, OR  Crabbe Huson's contrarian investment
leader in fixed-income investing. In addition, Colonial       style seeks long-term performance by investing in stocks
has distinguished itself with both a traditional and          from high-quality, out-of-favor companies. This risk-averse
a more contemporary New Value[registered trademark]           strategy capitalizes on the potential of these companies
approach to equity investing.                                 to regain market popularity.

Colonial Management Associates, Inc.[logo]                    Crabbe Huson[logo]
                                              Liberty
Newport Fund Management[logo]                                 Stein Roe & Farnham[logo]

San Francisco, CA A leader in Asian investing[trademark],     Chicago, IL  Stein Roe's growth management style
Newport has an unparalleled knowledge of Asian economies,     emphasizes companies with the ability to create, maintain
business and culture.                                         and grow earnings in different market environments.



Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with more than $61 billion in assets under management for more than 1.7 million investors.

COLONIAL GOVERNMENT FUNDS SEMIANNUAL REPORT, FEBRUARY 28, 1999

[logo]L I B E R T Y
      COLONIAL [BULLET] CRABBE HUSON [BULLET] NEWPORT [BULLET] STEIN ROE ADVISOR

      Liberty Funds Distributor, Inc. [copyright] 1999
      One Financial Center, Boston, MA 02111-2621, 1-800-426-3750

                                                     GF-03/763G-0299(4/99)99/432